PROPERTY, PLANT AND EQUIPMENT (Details 4) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Existing Debt		$ 3,298,281	$ 4,178,568
Book Value		$ 4,365,250	5,463,428
Wilmington [Member] | Airbus A319 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets committed		Aircraft and engines
Existing Debt		$ 96,057
Book Value		$ 234,329
Wilmington [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets committed		Aircraft and engines
Existing Debt		$ 98,903
Book Value		$ 220,390
Wilmington [Member] | Airbus A321 / A350 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets committed		Aircraft and engines
Existing Debt		$ 587,382	637,934
Book Value		682,639	721,602
Trust Company [Member] | Boeing 767 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Existing Debt		82,793	593,655
Book Value		206,868	888,948
Trust Company [Member] | Boeing 787 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Existing Debt		672,065	720,267
Book Value		$ 736,858	842,127
Banco Santander S.A. [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets committed		Aircraft and engines
Existing Debt		$ 172,474	199,165
Book Value		$ 275,511	291,649
Banco Santander S.A. [Member] | Airbus A321 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets committed		Aircraft and engines
Existing Debt		$ 25,661	29,296
Book Value		$ 41,957	40,584
JP Morgan [Member] | Boeing 777 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets committed		Aircraft and engines
Existing Debt			169,674
Book Value			216,000
Bank of Utah [Member] | Airbus A320/A350 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets committed		Aircraft and engines
Existing Debt		$ 556,019	614,632
Book Value		$ 630,065	666,665
Citibank N.A. [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets committed		Aircraft and engines
Existing Debt		$ 78,049	94,882
Book Value		$ 132,296	141,817
Citibank N.A. [Member] | Airbus A321 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets committed		Aircraft and engines
Existing Debt		$ 28,938	36,026
Book Value		$ 70,333	72,741
Airbus Financial Services [Member] | Airbus A319 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets committed		Aircraft and engines
Existing Debt			22,927
Book Value			26,973
PK AirFinance US, Inc. [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets committed		Aircraft and engines
Existing Debt		$ 37,615	46,500
Book Value		$ 52,435	56,539
Banco BBVA [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets committed	[1]	Land and buildings
Existing Debt		$ 50,785	55,801
Book Value		$ 64,500	66,876
BNP PARIBAS [Member] | Airbus A319 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets committed		Aircraft and engines
Existing Debt		$ 26,702	84,767
Book Value		$ 45,520	136,407
BNP PARIBAS [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets committed		Aircraft and engines
Existing Debt			110,267
Book Value			175,650
Credit Agricole [Member] | Airbus A319 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets committed		Aircraft and engines
Existing Debt		$ 11,154	20,874
Book Value		$ 31,865	38,826
Credit Agricole [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets committed		Aircraft and engines
Existing Debt		$ 134,328	46,895
Book Value		$ 132,301	98,098
Credit Agricole [Member] | Boeing 767 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets committed		Aircraft and engines
Existing Debt		$ 21,830
Book Value		$ 43,568
Credit Agricole [Member] | Boeing 787 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets committed		Aircraft and engines
Existing Debt		$ 74,023
Book Value		$ 42,228
Credit Agricole [Member] | Airbus A321 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets committed		Aircraft and engines
Existing Debt			30,322
Book Value			85,463
Credit Agricole [Member] | Airbus A350 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Existing Debt		22,439
Book Value		$ 22,439
WELLS FARGO [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets committed		Aircraft and engines
Existing Debt		$ 196,540	224,786
Book Value		$ 285,877	306,660
NATIXIS [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets committed		Aircraft and engines
Existing Debt			34,592
Book Value			72,388
NATIXIS [Member] | Airbus A321 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets committed		Aircraft and engines
Existing Debt		$ 324,524	378,418
Book Value		$ 410,771	481,397
KfWIP EX-Bank [Member] | Airbus A319 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets committed		Aircraft and engines
Existing Debt			5,592
Book Value			5,505
KfWIP EX-Bank [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets committed		Aircraft and engines
Existing Debt			21,296
Book Value			$ 30,513

[1]	Corresponds to a debt classified in item loans to exporters (see Note 19).